Subsequent Events	12 Months Ended
Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events	Subsequent Events a)On February 8, 2021, the Tangguh Joint Venture, of which the Partnership has a 70% ownership interest, refinanced its $191.5 million term loan which was scheduled to mature in 2021, by entering into a new $191.5 million term loan maturing in February 2026.